Financial Derivatives (Impact of Fair Value Hedge Accounting on the Carrying Value of Hedged Items) (Details) - Designated as Hedging Instrument - Fair Value Hedging - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Investment Securities
Derivative Instruments, Gain (Loss) [Line Items]
Carrying Value of the Hedged Items	$ 5,666	$ 6,216
Cumulative Fair Value Hedge Adjustment included in the Carrying Value of Hedged Items	59	(103)
Borrowings
Derivative Instruments, Gain (Loss) [Line Items]
Carrying Value of the Hedged Items	28,616	27,121
Cumulative Fair Value Hedge Adjustment included in the Carrying Value of Hedged Items	548	(260)
Borrowed Funds Discontinued Relationships
Derivative Instruments, Gain (Loss) [Line Items]
Hedged Asset, Discontinued Fair Value Hedge, Cumulative Increase (Decrease)	$ (300)	$ (500)